Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 4 – SUBSEQUENT EVENTS
A.	Exercise of Facility Warrants - see Note 3A above.